Note 9 - Trade and Other Payables (Tables)	3 Months Ended
Jun. 30, 2019
Statement Line Items [Line Items]
Disclosure of detailed information about trade and other payables [text block]
	As at	As at
	June 30, 2019	March 31, 2019
Commodity suppliers' payables	$174,814	$189,554
Accrued liabilities	87,468	112,039
Green provisions	43,218	151,992
Sales tax payable	36,925	22,969
Trade accounts payable	136,412	184,257
Payable for former joint venture partner	20,602	22,625
Accrued gas payable	10,407	12,937
Other payables	17,704	17,737
	$527,550	$714,110